SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Total revenue	$ 5,218,727	$ 6,111,388
Medical Aesthetic Treatments [Member]
Product Information [Line Items]
Total revenue	622,396	795,377
Normal Beauty Treatments [Member]
Product Information [Line Items]
Total revenue	1,532,590	1,793,789
Expired Treatments [Member]
Product Information [Line Items]
Total revenue	3,057,412	3,516,607
Others [Member]
Product Information [Line Items]
Total revenue	6,329	5,615
Shop One [Member]
Product Information [Line Items]
Total revenue	1,344,101	1,654,041
Shop Two [Member]
Product Information [Line Items]
Total revenue	606,449	699,251
Shop Three [Member]
Product Information [Line Items]
Total revenue	220,765	54,203
Shop Four [Member]
Product Information [Line Items]
Total revenue		$ 187,286